SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	183,000
Stock options granted, exercise price, minimum	$ 6.15
Stock options granted, exercise price, maximum	$ 9.02
Vesting period	4 years
Expected volatility, minimum	55.00%	54.00%
Expected volatility, maximum	59.00%	55.00%
Expected risk free interest rates range, minimum	0.50%	2.20%
Expected risk free interest rate range, maximum	1.60%	2.50%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 3.10	$ 1.82
Share based compensation	$ 968	$ 1,288
Unrecognized compensation cost	$ 4,016
Period over which compensation expense will be recognized	2 years 8 months 1 day
Total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share	7,984,232	12,822,249
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	4 years 10 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 1 month 6 days	5 years 1 month 6 days